revenue from contracts with customers - Revenues (Details) - Minimum - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 3,540	$ 3,654
The 12-month period ending one year hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	2,480	2,539
The 12-month period ending two years hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	966	1,034
Thereafter
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 94	$ 81